Pension, Health Care and Postretirement Benefits Other Than Pensions	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
The Company provides pension benefits to substantially all full-time employees through primarily noncontributory defined contribution or defined benefit plans and certain health care and life insurance benefits to domestic active employees and eligible retirees. In accordance with the Retirement Benefits Topic of the ASC, the Company recognizes an asset for overfunded defined benefit pension or other postretirement benefit plans and a liability for unfunded or underfunded plans. In addition, actuarial gains and losses and prior service costs of such plans are recorded in Cumulative other comprehensive loss, a component of Shareholders’ equity. The amounts recorded in Cumulative other comprehensive loss will continue to be modified as actuarial assumptions and service costs change, and all such amounts will be amortized to expense over a period of years through the net pension cost (credit) and net periodic benefit cost.
Health care plans. The Company provides certain domestic health care plans that are contributory and contain cost-sharing features such as deductibles and coinsurance. There were 26,323, 26,565 and 22,708 active employees entitled to receive benefits under these plans at December 31, 2018, 2017 and 2016, respectively. The cost of these benefits for active employees, which includes claims incurred and claims incurred but not reported, amounted to $298,800, $281,158 and $220,589 for 2018, 2017 and 2016, respectively.
Defined contribution pension plans. The Company’s annual contribution for its domestic defined contribution pension plan was $65,220, $38,426 and $36,731 for 2018, 2017 and 2016, respectively. The contribution percentage ranges from two percent to seven percent of compensation for covered employees based on an age and service formula. Assets in employee accounts of the domestic defined contribution pension plan are invested in various investment funds as directed by the participants. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented.
The Company’s annual contributions for its foreign defined contribution pension plans, which are based on various percentages of compensation for covered employees up to certain limits, were $19,462, $10,480 and $6,676 for 2018, 2017 and 2016, respectively. Assets in employee accounts of the foreign defined contribution pension plans are invested in various investment funds. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented.
Defined benefit pension plans. Prior to December 31, 2017, the Company had one salaried and one hourly domestic defined benefit pension plan. In connection with the Acquisition, the Company acquired Valspar's domestic defined benefit pension plan. Effective December 31, 2017, the three domestic defined benefit pension plans were merged into one plan. In 2018, this plan was split into two separate overfunded plans: one that will continue to operate and one that was frozen and subsequently terminated during 2018. The Company is in the process of settling the liabilities of the terminated plan through a combination of (i) lump sum payments to eligible participants who elected to receive them and (ii) the purchase of annuity contracts for participants who either did not elect lump sums or were already receiving benefit payments. The lump sum payments were paid in December 2018 and resulted in a settlement charge of $37.6 million in 2018. The annuity contracts were purchased in 2019 and are expected to result in a settlement charge of approximately $30 million to $40 million in the first quarter of 2019. The Company will use any remaining overfunded cash surplus balances to fund future company contributions to a replacement defined contribution plan.
At December 31, 2018, the domestic defined benefit pension plans were overfunded, with a projected benefit obligation of $524,675, fair value of plan assets of $776,961 and excess plan assets of $252,286. The plans were funded in accordance with all applicable regulations at December 31, 2018. At December 31, 2017, the domestic defined benefit pension plan was overfunded, with a projected benefit obligation of $916,175, fair value of plan assets of $1,188,638 and excess plan assets of $272,463. At December 31, 2016, the domestic salaried and hourly defined benefit pension plan were overfunded, with a projected benefit obligation of $632,797, fair value of plan assets of $847,013 and excess plan assets of $214,216.
The Company has thirty-one foreign defined benefit pension plans, twelve of which were acquired through the Acquisition. At December 31, 2018, twenty-four of the Company’s foreign defined benefit pension plans were unfunded or underfunded, with combined accumulated benefit obligations, projected benefit obligations, fair values of net assets and deficiencies of plan assets of $168,395, $199,881, $119,232 and $80,649, respectively.
The Company expects to make the following benefit payments for all domestic and foreign defined benefit pension plans: $49,259 in 2019; $46,809 in 2020; $46,469 in 2021; $46,104 in 2022; $46,532 in 2023; and $226,112 in 2024 through 2028. The Company expects to contribute $5,295 to the foreign plans in 2019.
The estimated net actuarial losses and prior service costs for the defined benefit pension plans that are expected to be amortized from Cumulative other comprehensive loss into the net pension costs in 2019 are $1,033 and $1,397, respectively.

The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2018	2017	2016	2018	2017	2016
Net pension cost (credit):
Service cost	$7,259	$21,711	$22,291	$8,160	$7,039	$4,225
Interest cost	32,161	31,085	26,498	9,486	8,177	7,441
Expected return on plan assets	(53,005)	(48,275)	(50,197)	(10,837)	(9,070)	(6,915)
Amortization of prior service cost	3,530	1,362	1,205
Amortization of actuarial losses		6,210	4,532	1,518	1,833	1,540
Ongoing pension cost (credit)	(10,055)	12,093	4,329	8,327	7,979	6,291
Settlement cost (credit)	37,648	(1,990)		(374)	71	4,231
Curtailment cost	825
Net pension cost	28,418	10,103	4,329	7,953	8,050	10,522
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	29,927	(65,829)	18,926	(5,107)	(13,960)	17,030
Prior service cost arising during the year	4,577	844	2,081
Amortization of actuarial losses		(6,210)	(4,532)	(1,518)	(1,833)	(1,540)
Amortization of prior service cost	(3,530)	(1,362)	(1,205)
(Loss) gain recognized for settlement	(37,648)	1,990		374	(71)
Prior service cost recognized for curtailment	(825)
Loss arising from curtailment	(742)
Exchange rate (loss) gain recognized during the year				(1,890)	4,133	(11,627)
Total recognized in Cumulative other comprehensive loss	(8,241)	(70,567)	15,270	(8,141)	(11,731)	3,863
Total recognized in net pension cost and Cumulative other comprehensive loss	$20,177	$(60,464)	$19,599	$(188)	$(3,681)	$14,385

Service cost is recorded in Cost of goods sold and Selling, general and administrative expense. All other components of Net pension costs are recorded in Other expense (income) - net. See Note 1 for information on the adoption of ASU No. 2017-07.

The Company employs a total return investment approach for the domestic and foreign defined benefit pension plan assets. A mix of equities and fixed income investments are used to maximize the long-term return of assets for a prudent level of risk. In determining the expected long-term rate of return on defined benefit pension plan assets, management considers the historical rates of return, the nature of investments and an expectation of future investment strategies. The target allocations for plan assets are 35 – 65 percent equity securities and 35 – 55 percent fixed income securities.
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2018, 2017 and 2016. The presentation is in accordance with the Retirement Benefits Topic of the ASC, as updated by ASU No. 2015-07 (see Note 1).

	Fair value at December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$215,812	$123,982	$91,830
Fixed income investments (2)	609,926	462,777	147,149
Other assets (3)	38,413		38,413
Total investments in fair value hierarchy	864,151	$586,759	$277,392
Investments measured at NAV or its equivalent (4)	166,376
Total investments	$1,030,527

	Fair value at December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$514,983	$409,911	$105,072
Fixed income investments (2)	380,902	146,816	234,086
Other assets (3)	39,196		39,196
Total investments in fair value hierarchy	935,081	$556,727	$378,354
Investments measured at NAV or its equivalent (4)	533,561
Total investments	$1,468,642

	Fair value at December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$393,045	$321,152	$71,893
Fixed income investments (2)	294,103	144,668	149,435
Other assets (3)	14,643		14,643
Total investments in fair value hierarchy	701,791	$465,820	$235,971
Investments measured at NAV or its equivalent (4)	310,230
Total investments	$1,012,021

(1) This category includes actively managed equity assets that track primarily to the S&P 500.
(2) This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
(3) This category includes real estate and pooled investment funds.
(4) This category includes pooled investment funds and private equity funds that are measured at NAV or its equivalent using the practical expedient. Therefore, these investments are not classified in the fair value hierarchy.

Included as equity investments in the domestic defined benefit pension plan assets at December 31, 2018 were 300,000 shares of the Company’s common stock with a market value of $118,038, representing 15.2 percent of total domestic plan assets. Dividends received on the Company’s common stock during 2018 totaled $1,032.
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2018	2017	2016	2018	2017	2016
Accumulated benefit obligations at end of year	$520,958	$913,363	$630,159	$280,046	$308,164	$172,047
Projected benefit obligations:
Balances at beginning of year	$916,175	$632,797	$624,791	$349,597	$206,873	$201,854
Service cost	7,259	21,711	22,291	8,160	7,039	4,225
Interest cost	32,161	31,085	26,498	9,486	8,177	7,441
Actuarial (gains) losses	(13,552)	67,945	8,132	(20,958)	(4,002)	43,736
Acquisition		246,894			115,045
Contributions and other	3,834	844	2,081	1,572	1,397	947
Settlements	(379,064)	(43,381)		(6,319)	(758)	(14,862)
Effect of foreign exchange				(16,226)	22,938	(30,360)
Benefits paid	(42,138)	(41,720)	(50,996)	(9,467)	(7,112)	(6,108)
Balances at end of year	524,675	916,175	632,797	315,845	349,597	206,873
Plan assets:
Balances at beginning of year	1,188,638	847,013	858,605	280,004	165,008	162,339
Actual returns on plan assets	9,525	182,049	39,404	(4,896)	16,282	33,569
Acquisition		244,677			82,314
Contributions and other				8,278	6,048	15,019
Settlements	(379,064)	(43,381)		(6,319)	(758)	(14,862)
Effect of foreign exchange				(14,034)	18,222	(24,949)
Benefits paid	(42,138)	(41,720)	(50,996)	(9,467)	(7,112)	(6,108)
Balances at end of year	776,961	1,188,638	847,013	253,566	280,004	165,008
Excess (deficient) plan assets over projected benefit obligations	$252,286	$272,463	$214,216	$(62,279)	$(69,593)	$(41,865)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$252,286	$272,463	$214,216	$18,378	$24,280	$11,313
Other accruals				(2,716)	(2,523)	(1,522)
Other long-term liabilities				(77,941)	(91,350)	(51,656)
	$252,286	$272,463	$214,216	$(62,279)	$(69,593)	$(41,865)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(56,335)	$(64,799)	$(134,847)	$(25,732)	$(33,873)	$(45,604)
Prior service costs	(5,719)	(5,496)	(6,015)
	$(62,054)	$(70,295)	$(140,862)	$(25,732)	$(33,873)	$(45,604)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.60%	3.60%	4.20%	3.04%	2.73%	3.21%
Rate of compensation increase	3.17%	3.33%	3.38%	3.65%	3.69%	4.43%
Weighted-average assumptions used to determine net pension costs:
Discount rate	3.60%	4.15%	4.40%	2.73%	3.88%	4.20%
Expected long-term rate of return on assets	5.00%	5.00%	6.00%	3.84%	4.75%	4.70%
Rate of compensation increase	3.33%	3.30%	3.14%	3.69%	4.33%	4.00%

Postretirement Benefits Other Than Pensions. Employees of the Company hired in the United States prior to January 1, 1993 who are not members of a collective bargaining unit, and certain groups of employees added through acquisitions, are eligible for health care and life
insurance benefits upon retirement, subject to the terms of the unfunded plans. There were 2,987, 3,486 and 4,524 retired employees entitled to receive such postretirement benefits at December 31, 2018, 2017 and 2016, respectively.

The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2018	2017	2016
Benefit obligation:
Balance at beginning of year - unfunded	$290,823	$265,137	$263,383
Service cost	1,994	2,105	2,244
Interest cost	10,178	10,749	11,009
Acquisition		17,010
Actuarial (gain) loss	(9,047)	11,637	7,548
Plan amendments	(77)
Benefits paid	(19,237)	(15,815)	(19,047)
Balance at end of year - unfunded	$274,634	$290,823	$265,137
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(257,621)	$(274,675)	$(250,397)
Other accruals	(17,013)	(16,148)	(14,740)
	$(274,634)	$(290,823)	$(265,137)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(32,774)	$(44,147)	$(23,211)
Prior service credits	6,134	12,625	19,205
	$(26,640)	$(31,522)	$(4,006)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.21%	3.61%	4.10%
Health care cost trend rate - pre-65	6.69%	7.00%	6.00%
Health care cost trend rate - post-65	4.94%	5.00%	5.50%
Prescription drug cost increases	9.75%	11.00%	10.50%
Employer Group Waiver Plan (EGWP) trend rate	9.75%	11.00%	10.60%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.61%	4.10%	4.30%
Health care cost trend rate - pre-65	7.00%	6.00%	6.00%
Health care cost trend rate - post-65	5.00%	5.50%	5.00%
Prescription drug cost increases	11.00%	10.50%	11.50%

The following table summarizes the components of the net periodic benefit cost and Cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2018	2017	2016
Net periodic benefit cost (credit):
Service cost	$1,994	$2,105	$2,244
Interest cost	10,178	10,749	11,009
Amortization of actuarial losses	2,326	32
Amortization of prior service credit	(6,569)	(6,579)	(6,578)
Net periodic benefit cost	7,929	6,307	6,675
Settlement credit		(9,332)
Net periodic benefit cost (credit)	7,929	(3,025)	6,675

Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gain) loss arising during the year	(9,047)	11,637	7,548
Prior service credit arising during the year	(78)
Amortization of actuarial losses	(2,326)	(32)
Settlement cost		9,332
Amortization of prior service credit	6,569	6,579	6,578
Total recognized in Cumulative other comprehensive loss	(4,882)	27,516	14,126
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$3,047	$24,491	$20,801

The estimated net actuarial losses and prior service (credits) for postretirement benefits other than pensions that are expected to be amortized from Cumulative other comprehensive loss into net periodic benefit cost in 2019 are $535 and $(4,997), respectively.
The assumed health care cost trend rate and prescription drug cost increases used to determine the net periodic benefit cost for postretirement health care benefits for 2019 both decrease in each successive year until reaching 4.5 percent in 2026. The assumed health care and prescription drug cost trend rates have a significant effect on the amounts reported for the postretirement health care benefit obligation. A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2018:

	One-Percentage Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$132	$(132)
Effect on the postretirement benefit obligation	$3,602	$(3,636)

The Company expects to make retiree health care benefit cash payments as follows:

Expected Cash Payments
2019	$17,013
2020	18,757
2021	19,391
2022	19,969
2023	19,991
2024 through 2028	98,836
Total expected benefit cash payments	$193,957